Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Prepaid insurance	$ 145,734	$ 105,900
Other prepaid expenses	11,352	46,170	$ 7,000
Lease deposits	14,378	14,378	5,000
Other assets		10
Total		$ 166,458	$ 12,000